Subsequent Events	12 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

On November 23, 2011, the Company filed a Form S-8 Registration Statement to register an additional 100,000 shares of stock under the Restricted Stock Plan as approved by shareholders at the Company's 2011 Annual Meeting held on January 31, 2011.

The Company has evaluated subsequent events through the date the financial statements were issued. There were no items not otherwise disclosed which would have materially impacted the Company's consolidated financial statements.